UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, DC 20549
                                  FORM 13F

                            FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Cutler Investment Counsel, LLC
Address:	3555 Lear Way
		Medford, OR  97504-9759

13F File number:

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting manager:

Name:	Carol S. Fischer
Title:	Chief Operating Officer
Phone:	541-770-9000
Signature, Place, and Date of Signing

     /s/ Carol S. Fischer     Medford, OR     October 24, 2005

Report Type (Check only one.):
[X]	13F Holdings Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of other Managers Reporting for this Manager:  NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                             FORM 13F SUMMARY PAGE


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   45

FORM 13F INFORMATION TABLE VALUE TOTAL:   $122,176,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO COM                      COM              88579Y101     2934 40000.0000SH      SOLE               35950.0000         4050.0000
AETNA INC NEW COM              COM              00817Y108      478 5550.0000SH       SOLE                 850.0000         4700.0000
ALCOA INC COM                  COM              013817101     2938 120305.0000SH     SOLE              107765.0000        12540.0000
BANK NEW YORK INC COM          COM              640571022      352 11980.0000SH      SOLE                2660.0000         9320.0000
BRISTOL MYERS SQUIBB COM       COM              110122108     3733 155155.0000SH     SOLE              140455.0000        14700.0000
CATERPILLAR INC DEL COM        COM              149123101     3802 64720.0000SH      SOLE               58570.0000         6150.0000
CHEVRON CORP COM               COM              166764100     4868 75200.0000SH      SOLE               66900.0000         8300.0000
CISCO SYS INC COM              COM              17275R102      484 27000.0000SH      SOLE                4280.0000        22720.0000
CITIGROUP INC COM              COM              172967101     3735 82053.0000SH      SOLE               71963.0000        10090.0000
COMMERCE BANCORP NJ COM        COM              200519106      420 13680.0000SH      SOLE                2450.0000        11230.0000
CONOCOPHILLIPS COM             COM              20825C104     4834 69144.0000SH      SOLE               59794.0000         9350.0000
CONSOLIDATED EDISON COM        COM              209115104      228 4700.0000SH       SOLE                4700.0000
DELL INC COM                   COM              24702R101      385 11270.0000SH      SOLE                2140.0000         9130.0000
DOW CHEM CO COM                COM              260543103     2644 63440.0000SH      SOLE               63440.0000
EMERSON ELEC CO COM            COM              291011104     3068 42730.0000SH      SOLE               42730.0000
EXELON CORP COM                COM              30161N101     4172 78060.0000SH      SOLE               69950.0000         8110.0000
EXXON MOBIL CORP COM           COM              30231G102     6121 96330.0000SH      SOLE               89130.0000         7200.0000
GENERAL ELEC CO COM            COM              369604103     3147 93460.0000SH      SOLE               81710.0000        11750.0000
HCA INC COM                    COM              404119109      426 8900.0000SH       SOLE                1410.0000         7490.0000
HEWLETT PACKARD CO COM         COM              428236103     4205 144000.0000SH     SOLE              144000.0000
INTEL CORP COM                 COM              458140100     3223 130740.0000SH     SOLE              116720.0000        14020.0000
INTERNATIONAL BUS MACH COM     COM              459200101      432 5380.0000SH       SOLE                1310.0000         4070.0000
JOHNSON & JOHNSON COM          COM              478160104     3341 52800.0000SH      SOLE               48040.0000         4760.0000
JPMORGAN CHASE & CO COM        COM              46625H100     3482 102635.0000SH     SOLE               91185.0000        11450.0000
KIMBERLY CLARK CORP COM        COM              494368103     2809 47180.0000SH      SOLE               47180.0000
LINCOLN NATL CORP IND COM      COM              534187109     4759 91485.0000SH      SOLE               83145.0000         8340.0000
MCDONALDS CORP COM             COM              580135101     3025 90340.0000SH      SOLE               90340.0000
MCGRAW HILL COS INC COM        COM              580645109     4258 88640.0000SH      SOLE               79240.0000         9400.0000
MICROSOFT CORP COM             COM              594918104      556 21610.0000SH      SOLE                3980.0000        17630.0000
NATIONAL FUEL GAS N J COM      COM              636180101     4927 144055.0000SH     SOLE              127605.0000        16450.0000
PEOPLES ENERGY CORP COM        COM              711030106     2699 68550.0000SH      SOLE               68550.0000
PEPSICO INC                    COM              713448108     3428 60450.0000SH      SOLE               52450.0000         8000.0000
PFIZER INC COM                 COM              717081103     3375 135145.0000SH     SOLE              115425.0000        19720.0000
PITNEY BOWES INC COM           COM              724479100     2751 65910.0000SH      SOLE               65910.0000
PNC FINL SVCS GROUP COM        COM              693475105      534 9200.0000SH       SOLE                9200.0000
PROCTER & GAMBLE CO COM        COM              742718109     3434 57760.0000SH      SOLE               51010.0000         6750.0000
PUBLIC SVC ENTERPRISE COM      COM              744573106      389 6040.0000SH       SOLE                6040.0000
SBC COMMUNICATIONS INC COM     COM              78387G103     2973 124030.0000SH     SOLE              124030.0000
SYSCO CORP COM                 COM              871829107     2965 94520.0000SH      SOLE               82730.0000        11790.0000
TARGET CORP COM                COM              87612E106      421 8110.0000SH       SOLE                1600.0000         6510.0000
UNITED TECHNOLOGIES CP COM     COM              913017109     3554 68560.0000SH      SOLE               61560.0000         7000.0000
US BANCORP DEL COM NEW         COM              902973304     3738 133107.0000SH     SOLE              117107.0000        16000.0000
VERIZON COMMUNICATIONS COM     COM              92343V104      228 6986.0000SH       SOLE                6986.0000
VIACOM INC CL B                COM              925524308      431 13070.0000SH      SOLE                2300.0000        10770.0000
WELLS FARGO & CO NEW COM       COM              949746101     3481 59425.0000SH      SOLE               52515.0000         6910.0000
WEYERHAEUSER CO COM            COM              962166104      272 3950.0000SH       SOLE                3950.0000
WYETH COM                      COM              983024100      741 16020.0000SH      SOLE               16020.0000
APEX SILVER MINES LTD ORD      ADR              G04074103      196    12500 SH       SOLE                     2000             10500
GLAXOSMITHKLINE PLC SPONSORED  ADR              37733W105      284     5530 SH       SOLE                     2330              3200
NOKIA CORP SPONSORED ADR       ADR              654902204      215    12700 SH       SOLE                     2580             10120
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